Equity Method Investments - Additional Information (Details) $ in Thousands	6 Months Ended		90 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 25, 2023
Schedule of Equity Method Investments [Line Items]
Share of results from equity method investment excluding amortized costs	$ 3,900	$ 9,100
Equity method investments	258,521		$ 258,521		$ 253,729	$ 174,910
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture			226,500
Difference in the carrying amount and the underlying equity	5,100		$ 5,100		$ 5,200
Costs amortized	$ 200	$ 200
Ownership percentage	50.00%		50.00%	50.00%	50.00%
Unigas International B.V. ("Unigas")
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.30%		33.30%	33.30%	33.30%
Luna Pool Agency Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%	50.00%	50.00%
Equity method investments | £				£ 1
Azane Fuel Solutions AS ("Azane")
Schedule of Equity Method Investments [Line Items]
Ownership percentage	9.50%		9.50%	9.50%	9.50%		9.50%
Bluestreak CO2 Limited ("Bluestreak")
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%	50.00%	50.00%